Trade receivables and others	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and others	Trade receivables and others

(in thousands of euro)	June 30, 2024	December 31, 2023

Other receivables	97	104
Research tax credit(1)	12,755	29,755
Other tax credits (2)	—	361
Prepaid expenses (3)	3,009	5,692
VAT refund	583	1,037
Trade account receivables (4)	393	15,233
Prepayments made to suppliers	2,957	3,374
Receivables and others	19,795	55,557
Research tax credit(1)	13,850	9,800
Prepaid expenses (3)	628	754
Receivables and others - non-current	14,478	10,554
Trade receivables and others	34,273	66,111

(1) The Research tax credit (CIR) is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of €29,755 thousand recognized as current receivables as of December 31, 2023 comprises the research tax credit for the 2019 and 2020 tax years, for which the three year period has expired as of December 31, 2023. The CIR for 2019 was reimbursed in January 2024 for an amount of €16,737 thousand and to the CIR for the 2020 tax year of €13,018 thousand was collected in July 2024 for the amount of €12,755 thousand following the offset of the restated amount of €263 thousand (see note 8). The amount of €13,850 thousand recognized as a non-current receivable as of June 30, 2024 corresponds to the CIR for the 2023 tax year for the amount of €9,800 thousand and the amount of CIR calculated for the first half of 2024 for the amount of €4,050 thousand. Following the loss of SME status since December 31, 2023, the CIR for 2023 and 2024 represent non-current receivables from the French Treasury, which should in principle be offset against corporate income tax due for the following three years or refunded if necessary upon expiry of such a period.
(2) As of December 31, 2023, this amount mainly included a carry-back tax receivable of €333 thousand received in February 2024.
(3) As of June 30,2024, the prepaid expenses includes include an amount of €879 thousand (1,005 thousand as of December 31, 2023) relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. For each period-end, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(4) As of December 31, 2023, the amount is mainly comprised of invoice of €15,000 thousand issued in December 2023 following the exercise of the license option by Sanofi. This amount was collected by the Company in January 2024.
The net book value of the receivables is considered to be a reasonable approximation of their estimated fair value. No valuation allowance was recognized on trade receivables and others as the credit risk of each debtor was considered as not significant.